Taxes - Income tax - Effective income tax on continuing operations - Statutory tax rate in France (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Applicable tax rate	25.83%
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Applicable tax rate	25.83%	25.83%	28.41%
Current tax expense	€ 150	€ 417	€ 129
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax expense	€ 544	536	420
COTE D'IVOIRE
Disclosure of subsidiaries [line items]
Applicable tax rate	30.00%
Current tax expense	€ 74	86	91
MALI
Disclosure of subsidiaries [line items]
Applicable tax rate	30.00%
Current tax expense	€ 75	64	67
SENEGAL
Disclosure of subsidiaries [line items]
Applicable tax rate	30.00%
Current tax expense	€ 58	55	53
GUINEA
Disclosure of subsidiaries [line items]
Applicable tax rate	35.00%
Current tax expense	€ 110	€ 94	€ 63